Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/
	Principal	Fair Value
Corporate Bonds and Notes - 41.9%
Aerospace & Defense - 1.5%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$142,728
3.45%, 11/1/28	100,000	91,537
L3Harris Technologies, Inc., 5.60%, 7/31/53	$25,000	25,413
Lockheed Martin Corp., 5.25%, 1/15/33	100,000	102,805
Northrop Grumman Corp., 4.75%, 6/1/43	50,000	46,083
RTX Corp.
3.95%, 8/16/25	275,000	270,473
6.10%, 3/15/34	130,000	139,034
4.05%, 5/4/47	50,000	40,778
		858,851
Agriculture - 0.2%
BAT Capital Corp.
2.26%, 3/25/28	75,000	66,797
4.76%, 9/6/49	25,000	19,985
Philip Morris International, Inc., 5.75%, 11/17/32	50,000	51,662
		138,444
Auto Manufacturers - 0.7%
General Motors Co., 4.00%, 4/1/25	50,000	49,200
General Motors Financial Co., Inc.
4.30%, 7/13/25	125,000	123,111
1.50%, 6/10/26	125,000	115,015
2.35%, 1/8/31	125,000	103,422
		390,748
Banks - 11.8%
Banco Santander SA, 2.75%, 5/28/25	200,000	193,247
Bank of America Corp.
5.08%, (SOFR + 1.29%), 1/20/27(a)	210,000	208,987
4.18%, 11/25/27	25,000	24,276
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28(a)	108,000	101,256
5.20%, (SOFR + 1.63%), 4/25/29(a)	190,000	190,175
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29(a)	125,000	120,503
2.50%, (3 Month Term SOFR + 1.25%), 2/13/31(a)	25,000	21,550
2.59%, (SOFR + 2.15%), 4/29/31(a)	75,000	64,704
1.90%, (SOFR + 1.53%), 7/23/31(a)	100,000	82,130
2.65%, (SOFR + 1.22%), 3/11/32(a)	100,000	84,555
2.97%, (SOFR + 1.33%), 2/4/33(a)	50,000	42,540
4.57%, (SOFR + 1.83%), 4/27/33(a)	50,000	47,506
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36(a)	75,000	59,995
6.11%, 1/29/37	100,000	106,314
Bank of New York Mellon Corp. (The)
4.60%, (SOFR + 1.76%), 7/26/30(a)	15,000	14,728

	Shares/
	Principal	Fair Value

Banks (continued)
5.83%, (SOFRINDX + 2.07%), 10/25/33(a)	$25,000	$26,124
Barclays PLC, 2.85%, (SOFR + 2.71%), 5/7/26(a)	200,000	193,887
BNP Paribas SA
3.38%, 1/9/25(b)	252,000	247,841
1.32%, (SOFR + 1.00%), 1/13/27(a),(b)	225,000	209,192
Citigroup, Inc.
4.60%, 3/9/26	75,000	73,830
3.40%, 5/1/26	200,000	192,594
4.45%, 9/29/27	125,000	121,623
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28(a)	50,000	47,551
2.98%, (SOFR + 1.42%), 11/5/30(a)	100,000	88,827
3.06%, (SOFR + 1.35%), 1/25/33(a)	50,000	42,465
Comerica Bank, 2.50%, 7/23/24	300,000	296,579
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	82,744
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26(a)	225,000	215,538
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	147,321
ING Groep NV, 4.63%, 1/6/26(b)	225,000	222,565
JPMorgan Chase & Co.
2.30%, (SOFR + 1.16%), 10/15/25(a)	150,000	147,335
3.30%, 4/1/26	225,000	217,852
3.96%, (3 Month Term SOFR + 1.51%), 1/29/27(a)	175,000	170,861
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29(a)	125,000	118,259
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31(a)	25,000	21,839
2.96%, (SOFR + 1.26%), 1/25/33(a)	150,000	128,216
4.59%, (SOFR + 1.80%), 4/26/33(a)	21,000	20,129
5.34%, (SOFR + 1.62%), 1/23/35(a)	50,000	50,230
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34(a)	90,000	83,682
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27(a),(b)	75,000	69,577
Morgan Stanley
2.72%, (SOFR + 1.15%), 7/22/25(a)	75,000	74,244
3.63%, 1/20/27	200,000	193,253
5.05%, (SOFR + 1.30%), 1/28/27(a)	263,000	262,055
3.95%, 4/23/27	30,000	28,965
5.16%, (SOFR + 1.59%), 4/20/29(a)	155,000	154,926
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30(a)	50,000	48,452
2.70%, (SOFR + 1.14%), 1/22/31(a)	75,000	65,571
1.79%, (SOFR + 1.03%), 2/13/32(a)	125,000	99,944

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value

Banks (continued)
5.47%, (SOFR + 1.73%), 1/18/35(a)	$30,000	$30,296
2.48%, (SOFR + 1.36%), 9/16/36(a)	125,000	98,777
Toronto-Dominion Bank (The), 4.46%, 6/8/32	125,000	119,644
Truist Financial Corp., 6.05%, (SOFR + 2.05%), 6/8/27(a)	25,000	25,344
UBS Group AG, 4.55%, 4/17/26	255,000	250,967
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29(a)	70,000	71,300
5.85%, (SOFR + 2.09%), 10/21/33(a)	50,000	51,024
Wells Fargo & Co.
3.55%, 9/29/25	125,000	121,915
3.00%, 10/23/26	325,000	307,748
4.30%, 7/22/27	100,000	97,432
4.15%, 1/24/29	25,000	24,099
4.90%, (SOFR + 2.10%), 7/25/33(a)	111,000	107,014
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34(a)	75,000	69,317
		6,901,414
Beverages - 1.2%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	300,000	291,578
4.90%, 2/1/46	68,000	64,496
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	25,000	32,397
5.45%, 1/23/39	35,000	36,170
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	95,008
3.15%, 8/1/29	125,000	113,919
2.25%, 8/1/31	50,000	41,290
Keurig Dr Pepper, Inc.
3.80%, 5/1/50	25,000	19,167
4.50%, 4/15/52	44,000	37,797
		731,822
Biotechnology - 0.7%
Amgen, Inc.
3.13%, 5/1/25	175,000	170,816
5.25%, 3/2/30	130,000	132,029
5.25%, 3/2/33	108,000	109,141
		411,986
Building Materials - 0.4%
Carrier Global Corp.
2.72%, 2/15/30	75,000	66,286
5.90%, 3/15/34	155,000	162,950
		229,236

	Shares/
	Principal	Fair Value

Chemicals - 0.2%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(b)	$100,000	$88,691

Commercial Services - 0.6%
Global Payments, Inc., 2.65%, 2/15/25	75,000	73,073
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	215,917
S&P Global, Inc., 2.95%, 1/22/27	50,000	47,515
		336,505
Computers - 0.1%
Dell International LLC / EMC Corp.
5.85%, 7/15/25	18,000	18,093
5.30%, 10/1/29	25,000	25,322
		43,415
Diversified Financial Services - 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	225,000	208,884
Air Lease Corp.
2.30%, 2/1/25	175,000	169,957
3.38%, 7/1/25	100,000	97,470
2.88%, 1/15/26	75,000	71,730
3.75%, 6/1/26	175,000	168,829
Ally Financial, Inc., 2.20%, 11/2/28	100,000	85,733
American Express Co., 3.63%, 12/5/24	175,000	172,784
Aviation Capital Group LLC, 1.95%, 1/30/26(b)	75,000	70,009
Avolon Holdings Funding Ltd.
3.95%, 7/1/24(b)	75,000	74,566
2.88%, 2/15/25(b)	150,000	145,967
4.25%, 4/15/26(b)	25,000	24,134
6.38%, 5/4/28(b)	40,000	40,845
Capital One Financial Corp., 3.30%, 10/30/24	65,000	64,116
Charles Schwab Corp. (The), 3.45%, 2/13/26	128,000	124,030
Nasdaq, Inc., 3.25%, 4/28/50	25,000	17,466
		1,536,520
Electric - 2.5%
Ameren Corp., 3.50%, 1/15/31	25,000	22,602
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	42,573
Avangrid, Inc., 3.20%, 4/15/25	50,000	48,719
Berkshire Hathaway Energy Co., 6.13%, 4/1/36	74,000	78,779
Dominion Energy, Inc.
3.07%, 8/15/24(c)	175,000	173,084
3.38%, 4/1/30	50,000	45,458
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	19,952
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(b)	100,000	82,819

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value

Electric (continued)
Entergy Corp., 2.95%, 9/1/26	$175,000	$166,298
Exelon Corp., 4.05%, 4/15/30	50,000	47,196
FirstEnergy Corp.
2.65%, 3/1/30	150,000	128,923
2.25%, 9/1/30	50,000	41,614
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	70,808
NRG Energy, Inc., 3.75%, 6/15/24(b)	150,000	149,202
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	22,508
2.50%, 2/1/31	50,000	41,628
3.30%, 8/1/40	25,000	18,326
3.50%, 8/1/50	50,000	34,269
Sempra, 3.40%, 2/1/28	125,000	118,182
Southern California Edison Co., 4.20%, 3/1/29	100,000	96,350
		1,449,290
Engineering & Construction - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28(b)	200,000	187,662
Entertainment - 0.5%
Warnermedia Holdings, Inc.
4.05%, 3/15/29	200,000	187,230
4.28%, 3/15/32	125,000	111,664
		298,894
Environmental Control - 0.4%
Republic Services, Inc., 4.88%, 4/1/29	50,000	50,112
Veralto Corp., 5.45%, 9/18/33(b)	180,000	182,169
		232,281
Food - 0.8%
Campbell Soup Co., 5.40%, 3/21/34	117,000	117,835
J M Smucker Co. (The)
5.90%, 11/15/28	83,000	86,101
6.20%, 11/15/33	130,000	138,622
Mars, Inc., 2.70%, 4/1/25(b)	50,000	48,766
Sysco Corp.
4.45%, 3/15/48	25,000	21,290
6.60%, 4/1/50	25,000	28,561
		441,175
Gas - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	25,000	23,041
Healthcare-Products - 0.5%
Solventum Corp.
5.40%, 3/1/29(b)	120,000	120,248
5.60%, 3/23/34(b)	60,000	60,147
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	64,080
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	25,000	22,072
		266,547

	Shares/
	Principal	Fair Value

Healthcare-Services - 2.1%
Adventist Health System, 2.95%, 3/1/29	$25,000	$22,463
Banner Health, 2.34%, 1/1/30	145,000	126,567
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	40,925
CommonSpirit Health
3.91%, 10/1/50	110,000	86,173
6.46%, 11/1/52	105,000	120,815
HCA, Inc., 5.45%, 4/1/31	75,000	75,456
Humana, Inc.
5.95%, 3/15/34	20,000	20,779
5.50%, 3/15/53	8,000	7,789
Rush Obligated Group, 3.92%, 11/15/29	60,000	57,033
Stanford Health Care, 3.31%, 8/15/30	35,000	32,018
Sutter Health
2.29%, 8/15/30	25,000	21,430
4.09%, 8/15/48	225,000	190,607
UnitedHealth Group, Inc.
5.30%, 2/15/30	175,000	179,290
5.35%, 2/15/33	125,000	128,670
5.88%, 2/15/53	50,000	54,188
5.05%, 4/15/53	75,000	73,014
		1,237,217
Home Builders - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	44,451
Insurance - 0.7%
AIA Group Ltd., 3.20%, 3/11/25(b)	200,000	196,095
New York Life Insurance Co., 3.75%, 5/15/50(b)	50,000	38,505
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	71,433
2.13%, 6/15/30	100,000	83,822
Willis North America, Inc., 2.95%, 9/15/29	50,000	44,827
		434,682
Internet - 0.2%
Amazon.com, Inc., 3.10%, 5/12/51	50,000	35,772
Expedia Group, Inc., 2.95%, 3/15/31	14,000	12,199
Netflix, Inc., 5.88%, 11/15/28	95,000	98,770
		146,741
Iron & Steel - 0.0%†
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	28,892
Lodging - 0.3%
Marriott International, Inc.
4.90%, 4/15/29	50,000	49,631
4.88%, 5/15/29	39,000	38,599
2.85%, 4/15/31	100,000	86,235
		174,465

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value

Machinery-Diversified - 0.1%
Ingersoll Rand, Inc., 5.70%, 8/14/33	$45,000	$46,195
Media - 0.2%
Comcast Corp.
3.95%, 10/15/25	125,000	122,936
3.75%, 4/1/40	25,000	20,797
		143,733
Mining - 0.6%
Glencore Funding LLC, 4.63%, 4/29/24(b)	250,000	249,706
Newmont Corp., 2.25%, 10/1/30	150,000	127,727
		377,433
Oil & Gas - 0.5%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	48,617
Marathon Petroleum Corp.
3.63%, 9/15/24	50,000	49,498
3.80%, 4/1/28	25,000	23,998
Phillips 66
3.85%, 4/9/25	25,000	24,619
3.90%, 3/15/28	150,000	144,910
		291,642
Pharmaceuticals - 1.3%
Abbvie, Inc., 5.05%, 3/15/34	90,000	91,085
AbbVie, Inc.
4.95%, 3/15/31	90,000	90,637
4.05%, 11/21/39	107,000	95,463
Bristol-Myers Squibb Co.
2.95%, 3/15/32	50,000	43,709
5.20%, 2/22/34	90,000	91,454
6.25%, 11/15/53	45,000	50,764
Cigna Group (The)
5.13%, 5/15/31	35,000	35,059
4.80%, 8/15/38	75,000	70,579
CVS Health Corp., 4.78%, 3/25/38	200,000	185,017
		753,767
Pipelines - 2.2%
Enbridge, Inc., 5.70%, 3/8/33	55,000	56,309
Energy Transfer LP
2.90%, 5/15/25	100,000	97,077
5.25%, 4/15/29	100,000	100,134
5.30%, 4/15/47	25,000	22,764
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	183,156	146,839
MPLX LP
4.80%, 2/15/29	50,000	49,427
2.65%, 8/15/30	125,000	107,404
4.50%, 4/15/38	75,000	66,612
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	275,000	274,695
5.00%, 3/15/27	100,000	99,747

	Shares/
	Principal	Fair Value

Pipelines (continued)
Targa Resources Corp., 4.20%, 2/1/33	$40,000	$36,506
Williams Cos., Inc. (The)
4.00%, 9/15/25	175,000	171,693
5.65%, 3/15/33	75,000	77,012
		1,306,219
REITS - 2.3%
Agree LP, 4.80%, 10/1/32	110,000	104,139
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	49,068
2.38%, 7/15/31	30,000	24,378
American Tower Corp., 2.40%, 3/15/25	125,000	121,213
Camden Property Trust, 2.80%, 5/15/30	75,000	66,480
Crown Castle, Inc., 3.65%, 9/1/27	75,000	71,121
CubeSmart LP, 2.50%, 2/15/32	15,000	12,255
Essex Portfolio LP, 3.00%, 1/15/30	75,000	66,573
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	34,954
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	44,241
Kilroy Realty LP, 4.75%, 12/15/28	79,000	75,536
NNN REIT, Inc., 3.90%, 6/15/24	45,000	44,805
Prologis LP, 4.63%, 1/15/33	75,000	72,918
Realty Income Corp.
4.88%, 6/1/26	75,000	74,566
3.40%, 1/15/30	100,000	91,202
Regency Centers LP, 2.95%, 9/15/29	125,000	111,922
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	95,000	98,428
UDR, Inc., 2.10%, 8/1/32	25,000	19,630
WP Carey, Inc.
4.60%, 4/1/24	25,000	25,000
4.00%, 2/1/25	30,000	29,572
3.85%, 7/15/29	75,000	70,043
2.40%, 2/1/31	25,000	20,763
		1,328,807
Retail - 0.8%
7-Eleven, Inc., 1.30%, 2/10/28(b)	100,000	87,193
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)	50,000	47,775
AutoNation, Inc., 1.95%, 8/1/28	25,000	21,647
Dollar Tree, Inc., 4.00%, 5/15/25	75,000	73,737
Home Depot, Inc. (The), 3.25%, 4/15/32	25,000	22,353
Lowe's Cos., Inc.
1.70%, 9/15/28	75,000	65,619
4.25%, 4/1/52	50,000	41,040
McDonald's Corp., 4.45%, 9/1/48	25,000	21,966
Starbucks Corp., 4.00%, 11/15/28	75,000	72,808
		454,138

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value

Semiconductors - 1.2%
Broadcom, Inc.
4.15%, 4/15/32(b)	$53,000	$49,202
3.42%, 4/15/33(b)	150,000	129,802
3.47%, 4/15/34(b)	165,000	141,592
Intel Corp.
5.20%, 2/10/33	100,000	101,491
5.15%, 2/21/34	28,000	28,069
Micron Technology, Inc., 2.70%, 4/15/32	50,000	41,777
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	45,435
2.50%, 5/11/31	125,000	104,753
2.65%, 2/15/32	75,000	62,364
		704,485
Software - 1.8%
Constellation Software, Inc., 5.46%, 2/16/34(b)	41,000	41,308
Fiserv, Inc., 4.20%, 10/1/28	100,000	96,517
Intuit, Inc., 1.65%, 7/15/30	205,000	169,572
Oracle Corp.
4.50%, 5/6/28	75,000	73,918
2.95%, 4/1/30	25,000	22,264
4.65%, 5/6/30	100,000	98,082
2.88%, 3/25/31	225,000	195,731
4.90%, 2/6/33	91,000	89,213
3.60%, 4/1/40	25,000	19,720
6.90%, 11/9/52	100,000	115,009
VMware LLC
1.80%, 8/15/28	25,000	21,792
2.20%, 8/15/31	75,000	61,084
Workday, Inc., 3.80%, 4/1/32	25,000	22,781
		1,026,991
Telecommunications - 2.2%
AT&T, Inc.
2.55%, 12/1/33	123,000	98,644
4.90%, 8/15/37	50,000	47,482
4.85%, 3/1/39	85,000	79,356
3.50%, 6/1/41	100,000	78,173
3.65%, 6/1/51	25,000	18,396
Cisco Systems, Inc., 5.05%, 2/26/34	28,000	28,402
Rogers Communications, Inc., 3.20%, 3/15/27	215,000	204,107
T-Mobile USA, Inc.
3.50%, 4/15/25	82,000	80,409
3.88%, 4/15/30	167,000	156,412
5.20%, 1/15/33	150,000	150,237
Verizon Communications, Inc.
4.33%, 9/21/28	232,000	226,981
4.02%, 12/3/29	25,000	23,862

	Shares/
	Principal	Fair Value

Telecommunications (continued)
2.55%, 3/21/31	$100,000	$85,490
		1,277,951
Transportation - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	71,697
FedEx Corp., 3.40%, 2/15/28	25,000	23,711
Union Pacific Corp., 2.80%, 2/14/32	100,000	86,766
		182,174
Total Corporate Bonds and Notes
(Cost - $25,858,668)		24,526,505
Agency Mortgage Backed Securities - 32.2%
Federal Home Loan Mortgage Corporation - 4.0%
Freddie Mac Pool
4.00%, 1/1/49	250,931	238,985
4.00%, 3/1/50	400,561	377,224
3.00%, 12/1/50	602,839	529,923
2.50%, 9/1/51	821,176	688,571
4.50%, 6/1/52	541,321	521,079
		2,355,782
Federal National Mortgage Association - 17.7%
Fannie Mae Pool
4.50%, 6/1/31	213,764	205,476
4.00%, 8/1/45	697,830	662,872
4.50%, 7/1/48	309,847	300,175
5.00%, 11/1/48	220,921	220,863
2.00%, 11/1/50	940,386	744,128
2.50%, 11/1/50	960,683	809,512
2.50%, 3/1/51	74,132	62,350
2.50%, 9/1/51	91,857	76,802
2.50%, 10/1/51	364,369	306,465
2.50%, 11/1/51	214,809	180,663
2.50%, 11/1/51	166,892	140,570
2.50%, 2/1/52	764,649	633,039
2.50%, 2/1/52	209,173	173,178
5.00%, 11/1/52	939,586	917,544
5.50%, 11/1/52	911,304	920,224
6.00%, 12/1/52	885,553	915,983
Federal National Mortgage Association
2.00%, 1/1/52	2,813,984	2,232,360
2.50%, 4/1/54(d)	1,000,000	827,500
		10,329,704
Government National Mortgage Association - 10.5%
Ginnie Mae
2.00%, 8/20/51	411,154	333,425
2.00%, 4/20/54(d)	1,000,000	819,219
2.50%, 4/20/54(d)	1,000,000	852,344

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value

Government National Mortgage Association (continued)
Ginnie Mae II Pool
3.50%, 4/20/47	$174,292	$161,368
3.50%, 12/20/47	214,939	198,052
4.50%, 2/20/48	110,606	108,067
4.50%, 5/20/48	111,764	109,584
4.50%, 8/20/48	142,359	138,873
5.00%, 8/20/48	29,115	29,052
4.50%, 9/20/48	497,203	485,031
5.00%, 10/20/48	170,690	170,585
5.00%, 11/20/48	103,782	103,718
5.00%, 12/20/48	54,828	54,794
5.00%, 1/20/49	161,671	161,223
4.00%, 2/20/49	144,196	136,841
4.50%, 3/20/49	4,765	4,648
5.00%, 3/20/49	77,768	76,713
4.00%, 5/20/49	130,793	123,918
4.50%, 10/20/49	114,830	112,020
3.00%, 3/20/50	402,047	358,352
3.00%, 11/20/51	804,912	711,580
4.50%, 10/20/52	927,840	891,655
		6,141,062
Total Agency Mortgage Backed Securities
(Cost - $19,718,264)		18,826,548
Asset Backed and Commercial Backed Securities - 23.4%
3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54 (e)	150,000	115,394
Allegro CLO VIII Ltd., 6.68%, (3 Month Term SOFR + 1.36%), 7/15/31 (a),(b)	224,166	224,223
American Express Credit Account Master Trust, 3.39%, 5/15/27	175,000	171,388
Angel Oak Mortgage Trust 2021-6, 1.46%, 9/25/66 (b),(e)	66,255	53,256
Apidos CLO XV, 6.59%, (3 Month Term SOFR + 1.27%), 4/20/31 (a),(b)	224,820	224,896
ASSURANT CLO LTD., 6.62%, (3 Month Term SOFR + 1.30%), 4/20/31 (a),(b)	1,160,517	1,161,218
Bank 2023-BNK46, 5.75%, 8/15/56	150,000	157,724
Bank of America Auto Trust 2023-2, 5.85%, 8/17/26 (b)	100,000	100,213
Barclays Dryrock Issuance Trust
6.22%, (SOFR + 0.90%), 8/15/28(a)	$100,000	100,660
4.72%, 2/15/29	300,000	297,996
BBCMS Mortgage Trust 2024-5C25
6.15%, 3/15/57(e)	150,000	150,951

	Shares/
	Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
6.36%, 3/15/57(e)	$100,000	$103,809
BMO 2023-C7 Mortgage Trust, 6.16%, 12/15/56	100,000	108,229
BRAVO Residential Funding Trust 2024-NQM1, 5.94%, 12/1/63 (b),(c)	245,477	244,863
BX Commercial Mortgage Trust 2024-XL4, 6.77%, (1 Month Term SOFR + 1.44%), 2/15/39 (a),(b)	200,000	200,016
BX Commercial Mortgage Trust 2024-XL5, 6.69%, (1 Month Term SOFR + 1.39%), 3/15/41 (a),(b)	100,000	100,050
BX Trust 2021-ARIA, 7.09%, (1 Month Term SOFR + 1.76%), 10/15/36 (a),(b)	50,000	49,317
BX Trust 2024-BIO, 6.97%, (1 Month Term SOFR + 1.64%), 2/15/41 (a),(b)	200,000	200,273
Capital One Multi-Asset Execution Trust
3.49%, 5/15/27	100,000	98,024
4.95%, 10/15/27	200,000	199,286
Carlyle US CLO 2024-2 Ltd., 0.00%, (3 Month Term SOFR + 2.05%), 4/25/37 (a),(b)	250,000	250,088
Cathedral Lake VIII Ltd., 8.20%, (3 Month Term SOFR + 2.88%), 1/20/35 (a),(b)	150,000	149,918
CBAM 2018-5 Ltd., 6.60%, (3 Month Term SOFR + 1.28%), 4/17/31 (a),(b)	316,418	316,366
CIFC Falcon 2020 Ltd., 6.58%, (3 Month Term SOFR + 1.26%), 1/20/33 (a),(b)	300,000	300,141
Cifc Funding 2023-III Ltd., 6.92%, (3 Month Term SOFR + 1.60%), 1/20/37 (a),(b)	300,000	301,971
Citibank Credit Card Issuance Trust, 5.23%, 12/8/27	125,000	125,186
Citizens Auto Receivables Trust 2024-1, 5.43%, 10/15/26 (b)	225,000	224,784
Connecticut Avenue Securities Trust
6.97%, (SOFR + 1.65%), 12/25/41(a),(b)	34,000	34,146
9.22%, (SOFR + 3.90%), 4/25/43(a),(b)	10,000	10,670
7.82%, (SOFR + 2.50%), 10/25/43(a),(b)	20,000	20,511
7.12%, (SOFR + 1.80%), 1/25/44(a),(b)	50,000	50,190

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/
	Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
7.12%, (SOFR + 1.80%), 2/25/44(a),(b)	$100,000	$100,346
Discover Card Execution Note Trust, 4.31%, 3/15/28	200,000	197,387
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (b)	100,000	84,037
Ford Credit Auto Lease Trust 2024-A, 5.24%, 7/15/26	325,000	324,549
Ford Credit Auto Owner Trust 2023-C, 5.68%, 9/15/26	200,000	200,317
Ford Credit Auto Owner Trust 2024-REV1, 4.87%, 8/15/36 (b)	150,000	150,058
Freddie Mac Multifamily Structured Pass Through Certificates
5.07%, 10/25/28(e)	50,000	50,703
3.82%, 12/25/32(e)	50,000	46,939
6.00%, (SOFR + 0.68%), 2/25/33(a)	92,042	91,843
4.90%, 10/25/33	150,000	152,213
Freddie Mac STACR REMIC Trust 2021-DNA5, 6.97%, (SOFR + 1.65%), 1/25/34 (a),(b)	17,518	17,588
Freddie Mac STACR REMIC Trust 2022-DNA1, 6.32%, (SOFR + 1.00%), 1/25/42 (a),(b)	50,679	50,674
Freddie Mac STACR REMIC Trust 2022-DNA3, 7.32%, (SOFR + 2.00%), 4/25/42 (a),(b)	19,016	19,253
Freddie Mac STACR REMIC Trust 2024-HQA1
6.57%, (SOFR + 1.25%), 3/25/44(a),(b)	175,000	175,164
6.57%, (SOFR + 1.25%), 3/25/44(a),(b)	125,000	125,069
7.32%, (SOFR + 2.00%), 3/25/44(a),(b)	50,000	50,016
GM Financial Consumer Automobile Receivables Trust 2023-4, 5.89%, 11/16/26	150,000	150,360
GM Financial Consumer Automobile Receivables Trust 2024-1, 5.12%, 2/16/27	200,000	199,484
GoldenTree Loan Management US CLO 19 Ltd., 6.82%, (3 Month Term SOFR + 1.50%), 4/20/37 (a),(b)	250,000	250,903
Halseypoint CLO 7 Ltd., 7.57%, (3 Month Term SOFR + 2.25%), 7/20/36 (a),(b)	250,000	252,649
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 6/21/28	250,000	253,127

	Shares/
	Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Hyundai Auto Lease Securitization Trust 2024-A, 5.15%, 6/15/26 (b)	$225,000	$224,539
Hyundai Auto Receivables Trust 2023-A, 5.19%, 12/15/25	116,911	116,726
JP Morgan Chase Commercial Mortgage Securities Trust 2022-OPO, 3.02%, 1/5/39 (b)	100,000	88,562
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (b),(e)	97,525	78,508
JP Morgan Mortgage Trust 2023-10, 6.00%, 5/25/54 (b),(e)	23,377	23,189
JP Morgan Mortgage Trust 2024-1, 6.00%, 6/25/54 (b),(e)	244,231	243,926
Mercedes-Benz Auto Receivables Trust 2023-2, 5.92%, 11/16/26	50,000	50,137
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	209,845
Morgan Stanley Capital I Trust 2020-L4, 2.70%, 2/15/53	500,000	439,798
Nissan Auto Lease Trust 2024-A, 5.11%, 10/15/26	325,000	324,655
Nissan Auto Receivables 2023-A Owner Trust, 5.34%, 2/17/26	74,064	73,966
Nissan Auto Receivables 2023-B Owner Trust, 5.93%, 3/15/28	50,000	50,735
OBX 2024-NQM1 Trust, 5.93%, 11/25/63 (b),(c)	195,526	195,430
OBX 2024-NQM4 Trust, 6.07%, 1/25/64 (b),(c)	248,813	249,280
OCP CLO 2019-16 Ltd., 6.59%, (3 Month Term SOFR + 1.26%), 4/10/33 (a),(b)	250,000	249,955
Palmer Square Loan Funding 2022-2 Ltd., 6.58%, (3 Month Term SOFR + 1.27%), 10/15/30 (a),(b)	188,708	188,702
Post CLO 2018-1 Ltd., 6.63%, (3 Month Term SOFR + 1.31%), 4/16/31 (a),(b)	329,013	329,054
Santander Drive Auto Receivables Trust 2023-6, 6.08%, 5/17/27	156,208	156,608
Santander Drive Auto Receivables Trust 2024-1, 5.71%, 2/16/27	125,000	125,048
TICP CLO X Ltd., 6.58%, (3 Month Term SOFR + 1.26%), 4/20/31 (a),(b)	1,119,442	1,119,444
TYSN 2023-CRNR Mortgage Trust, 6.58%, 12/10/33 (b),(e)	200,000	209,193

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

		Shares/
		Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (b),(e)		$5,679	$5,125
World Omni Auto Receivables Trust 2023-B, 5.25%, 11/16/26		132,038	131,843
Total Asset Backed and Commercial Backed Securities
(Cost - $13,868,138)			13,672,704
U.S. Treasury Securities and Agency Bonds - 2.2%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32		290,000	259,270
3.50%, 9/1/32		40,000	37,321
2.85%, 3/28/34		370,000	322,430
1.70%, 4/23/35		540,000	406,800
Federal Home Loan Banks, 4.75%, 12/10/32		80,000	81,940
U.S. Treasury Bond
3.25%, 5/15/42		40,000	34,056
4.00%, 11/15/42		150,000	141,510
Total U.S. Treasury Securities and Agency Bonds
(Cost - $1,467,512)			1,283,327
Municipal Bonds - 1.2%

Metropolitan Transportation Authority
5.99%, 11/15/30(f)		25,000	26,025
5.18%, 11/15/49(f)		160,000	148,356
New Jersey Turnpike Authority, 7.10%, 1/1/41 (f)		25,000	29,047
State of California, 7.60%, 11/1/40		175,000	216,133
State of Illinois, 5.10%, 6/1/33 (f)		265,000	263,071
Total Municipal Bonds
(Cost - $734,904)			682,632
Sovereign Debts - 1.0%
Chile Government International Bond, 4.95%, 1/5/36		200,000	193,405
Mexico Government International Bond, 3.25%, 4/16/30		290,000	258,290
Peruvian Government International Bond, 3.23%, 7/28/21		20,000	11,434
Republic of Poland Government International Bond, 5.50%, 3/18/54		30,000	29,795
Romanian Government International Bond
3.00%, 2/27/27(b)		30,000	27,951
2.12%, 7/16/31	EUR	30,000	26,428
2.00%, 1/28/32(b)	EUR	70,000	60,004

	Shares/
	Principal	Fair Value
Sovereign Debts (continued)
Total Sovereign Debts
(Cost - $682,474)		$607,307
Short-Term Investments - 0.6%
Money Market Funds - 0.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(g) (Cost - $370,641)	370,641	370,641
Total Investments before Securities Sold Short - 102.5%
(Cost - $62,700,601)		$59,969,664
Other Assets Less Liabilities - Net (2.5)%		(1,437,649)
Total Net Assets - 100.0%		$58,532,015

	Shares/
	Principal	Fair Value
Securities Sold Short - (7.5)%
Agency Mortgage Backed Securities - (7.5)%
Federal National Mortgage Association - (6.0)%
Fannie Mae Pool, 5.00%, 4/1/54(d)	(1,000,000)	$(976,250)
Federal National Mortgage Association
2.00%, 4/1/54(d)	(2,000,000)	(1,582,188)
4.00%, 4/1/54(d)	(1,000,000)	(926,562)
		(3,485,000)
Government National Mortgage Association - (1.5)%
Ginnie Mae, 3.00%, 4/20/54(d)	(1,000,000)	(882,656)

Total Securities Sold Short (Proceeds - $(4,395,371))		$(4,367,656)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

†	Represents less than 0.05%.
(a)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(b)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2024, these securities amounted to $11,791,307 or 20.1% of net assets.
(c)	Step coupon.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	Sinking bond security.
(g)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	Morgan Stanley	21	6/18/2024	$2,326,734	$6,734
U.S. 2 Year Note Future	Morgan Stanley	13	6/28/2024	2,658,297	(3,163)
U.S. 5 Year Note Future	Morgan Stanley	55	6/28/2024	5,885,860	9,714
U.S. Long Bond Future	Morgan Stanley	16	6/18/2024	1,927,000	21,928
U.S. Ultra Bond Future		29	6/18/2024	3,741,000	47,229

					82,442
Short Futures Contracts
Euro-Bobl Future	Morgan Stanley	4	6/6/2024	510,840	(1,523)
Euro-Schatz Future	Morgan Stanley	7	6/6/2024	799,092	(86)

					(1,609)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$80,833

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	3.883%	Euro Short-Term Rate	06/12/24	6,281,997	EUR	$79	$–	$79
Morgan Stanley	Annually	SOFR-COMPOUND	3.500%	04/21/25	150,000	USD	2,151	(38)	2,189
Morgan Stanley	Annually	2.820%	Euro Short-Term Rate	03/19/26	730,000	EUR	(224)	(350)	126
Morgan Stanley	Semi-Annually	4.500%	6 Month Norway Ibor	06/19/26	18,910,000	NOK	7,164	13,622	(6,458)
Morgan Stanley	Quarterly	3.250%	3 Month Stockholm Interbank Offered Rate	06/19/26	24,640,000	SEK	8,978	15,023	(6,045)
Morgan Stanley	Annually	Swiss Average Rate Overnight	1.000%	06/19/26	2,030,000	CHF	(28)	1,006	(1,034)
Morgan Stanley	Quarterly	3 Month Australian Bill	4.000%	06/19/26	1,510,000	AUD	(3,120)	(2,756)	(364)
Morgan Stanley	Semi-Annually	4.250%	Canadian Overnight Index	06/19/26	1,910,000	CAD	7,091	7,908	(817)
Morgan Stanley	Annually	Euro Short-Term Rate	3.000%	06/19/26	940,000	EUR	(4,832)	(4,213)	(619)
Morgan Stanley	Quarterly	3.750%	3 Month Australian Bill	06/29/26	40,000	AUD	(43)	(95)	52

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

Morgan Stanley	Semi-Annually	6 Month Euribor	3.000%	06/29/26	60,406	EUR	(64)	35	(99)
Morgan Stanley	Semi-Annually	Canadian Overnight Index	4.000%	06/29/26	50,032	CAD	(27)	40	(67)
Morgan Stanley	Annually	SOFR-COMPOUND	4.250%	06/29/26	230,756	USD	357	596	(239)
Morgan Stanley	Semi-Annually	3.000%	6 Month Euribor	10/20/27	620,000	EUR	7,515	2,656	4,859
Morgan Stanley	Annually	3.731%	SOFR-COMPOUND	11/29/27	260,000	USD	470	876	(406)
Morgan Stanley	Annually	2.673%	Euro Short-Term Rate	04/24/28	1,270,000	EUR	17,064	4,240	12,824
Morgan Stanley	Quarterly	3 Month Euribor	2.852%	04/24/28	1,270,000	EUR	(17,978)	(4,464)	(13,514)
Morgan Stanley	Annually	SOFR-COMPOUND	3.975%	08/31/28	1,760,000	USD	(592)	(450)	(142)
Morgan Stanley	Annually	2.470%	Euro Short-Term Rate	04/12/29	490,000	EUR	1,602	(184)	1,786
Morgan Stanley	Semi-Annually	4.250%	6 Month Australian Bill	06/19/29	270,000	AUD	2,442	1,878	564
Morgan Stanley	Annually	Tokyo Overnight Average Rate	0.500%	06/19/29	380,000,000	JPY	5,844	4,258	1,586
Morgan Stanley	Annually	3.750%	Sterling Overnight Index Average	06/19/29	440,000	GBP	806	(1,458)	2,264
Morgan Stanley	Annually	SOFR-COMPOUND	2.680%	07/28/32	650,000	USD	23,709	23,118	591
Morgan Stanley	Annually	Tokyo Overnight Average Rate	1.250%	08/03/33	25,000,000	JPY	(1,161)	(244)	(917)
Morgan Stanley	Semi-Annually	3.000%	6 Month Euribor	11/10/33	780,000	EUR	18,569	12,855	5,714
Morgan Stanley	Annually	3.849%	SOFR-COMPOUND	11/15/33	510,000	USD	2,000	480	1,520
Morgan Stanley	Semi-Annually	6 Month Euribor	2.535%	01/19/34	900,000	EUR	(8,015)	902	(8,917)
Morgan Stanley	Annually	2.370%	Euro Short-Term Rate	01/19/34	900,000	EUR	6,720	(801)	7,521
Morgan Stanley	Semi-Annually	3.500%	Canadian Overnight Index	06/19/34	110,000	CAD	481	1,095	(614)
Morgan Stanley	Quarterly	4.500%	3 Month New Zealand Dollar Bank Bill Rate	06/19/34	60,000	NZD	467	183	284
Morgan Stanley	Semi-Annually	4.500%	6 Month Australian Bill	06/19/34	80,000	AUD	1,200	875	325
Morgan Stanley	Semi-Annually	3.000%	6 Month Euribor	06/19/34	240,000	EUR	10,087	9,605	482
Morgan Stanley	Annually	1.250%	Swiss Average Rate Overnight	06/19/34	250,000	CHF	2,752	1,617	1,135
Morgan Stanley	Quarterly	3 Month Stockholm Interbank Offered Rate	2.750%	06/19/34	1,410,000	SEK	(1,553)	(2,839)	1,286
Morgan Stanley	Semi-Annually	6 Month Norway Ibor	4.000%	06/19/34	470,000	NOK	(1,209)	(1,050)	(159)
Morgan Stanley	Annually	3.750%	SOFR-COMPOUND	06/20/34	10,000	USD	(35)	(9)	(26)
Morgan Stanley	Annually	2.910%	SOFR-COMPOUND	07/28/37	1,690,000	USD	(49,108)	(48,192)	(916)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

Morgan Stanley	Semi-Annually	2.152%	6 Month Euribor	08/10/37	600,000	EUR	(12,234)	(19,707)	7,473
Morgan Stanley	Annually	3.391%	SOFR-COMPOUND	05/10/38	1,870,000	USD	(25,234)	(46,112)	20,878
Morgan Stanley	Annually	1.500%	Tokyo Overnight Average Rate	08/03/38	27,000,000	JPY	(1,009)	(1,011)	2
Morgan Stanley	Semi-Annually	3.000%	6 Month Euribor	01/25/39	370,000	EUR	5,047	1,389	3,658
Morgan Stanley	Semi-Annually	6 Month Euribor	1.452%	08/11/42	1,540,000	EUR	54,863	54,177	686
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	01/25/44	890,000	EUR	(6,811)	(1,026)	(5,785)
Morgan Stanley	Annually	SOFR-COMPOUND	2.080%	07/29/47	1,590,000	USD	44,908	41,220	3,688
Morgan Stanley	Semi-Annually	1.051%	6 Month Euribor	08/12/47	900,000	EUR	(25,828)	(22,605)	(3,223)
Morgan Stanley	Semi-Annually	2.000%	6 Month Euribor	01/25/49	530,000	EUR	2,731	(161)	2,892
Morgan Stanley	Annually	SOFR-COMPOUND	2.564%	05/12/53	1,580,000	USD	32,032	47,714	(15,682)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.000%	05/19/53	180,000	EUR	(378)	4,200	(4,578)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	11/10/53	420,000	EUR	(21,520)	(14,409)	(7,111)
Morgan Stanley	Annually	SOFR-COMPOUND	3.513%	11/28/53	90,000	USD	(1,481)	(1,347)	(134)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.750%	06/19/54	180,000	EUR	(18,002)	(14,178)	(3,824)
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$66,643		$63,869	$2,774

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Morgan Stanley	CD The Boeing Company	Quarterly	Buy	1.00%	–	BBB-	06/20/24	$100,000	$187	$105	$82
Morgan Stanley	CD General Electric Company	Quarterly	Buy	1.00%	–	BBB+	06/20/26	325,000	5,898	1,959	3,939
Morgan Stanley	CDX.NA.IG.40	Quarterly	Buy	1.00%	–	BBB	06/20/28	476,577	11,091	6,520	4,571
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$17,176	$8,584	$8,592

*	Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
05/08/24	Morgan Stanley	51,114	USD	47,273	EUR	$(24)
06/20/24	Morgan Stanley	25,001	CHF	28,612	USD	(597)
06/20/24	Morgan Stanley	772,426	JPY	5,247	USD	(78)
06/20/24	Morgan Stanley	9,315	USD	12,614	CAD	(18)
06/20/24	Morgan Stanley	22,277	USD	17,502	GBP	158
06/20/24	Morgan Stanley	6,755	USD	11,030	NZD	157
06/20/24	Morgan Stanley	8,707	USD	89,284	SEK	328
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(74)

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar